Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2013	May 17, 2013	Jul. 31, 2012
Document And Entity Information
Entity Registrant Name	Terra Tech Corp.
Entity Central Index Key	0001451512
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		86,861,780
Entity Public Float			$ 48,040,000
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 436,158	$ 16,312	$ 9,139
Accounts receivable, net	781	27,476	32,381
Inventories, net	259,423	256,714	515,014
Current portion of notes receivable, net of allowance
Prepaid inventory	51,988	51,988	14,776
Total Current Assets	748,350	352,490	571,310
Property and equipment, net	30,580	33,650	54,819
Deposits	700,000		5,000
Total Assets	1,478,930	386,140	631,129
Current Liabilities:
Accounts payable and accrued expenses	326,945	377,376	170,200
Note payable	1,192,780	364,306	250,000
Loans from Related Party	117,500	104,998	150,000
Due to officers			500
Derivative liability	718,000
Total Current Liabilities	2,355,225	846,680	570,700
Stockholders' Equity
Preferred stock, Convertible Series A, Par value $0.001; authorized and issued 100 shares as of March 31, 2013 and December 31, 2012 respectively
Preferred stock, Convertible Series B, Par value $0.001; authorized 24,999,900 shares; issued and outstanding 14,750,000 shares as of March 31, 2013 and December 31, 2012, respectively	14,750	14,750	12,750
Common stock, Par value $0.001; authorized 350,000,000 shares; issued 85,611,781 and 82,371,853 shares as of March 31, 2013 and Decemebr 31, 2012, respectively	85,612	82,372	33,849
Additional Paid in Capital	9,140,680	8,131,305	2,866,428
Common stock subscribed	120,000
Accumulated Deficit	(10,237,337)	(8,688,967)	(2,852,598)
Total Stockholders' Equity	(876,295)	(460,540)	60,429
Total Liabilities and Stockholders' Equity	$ 1,478,930	$ 386,140	$ 631,129

CONDENSED CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity
Preferred stock Series A, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock Series A, authorized	100	100	100
Preferred stock Series A, issued	100	100	100
Preferred stock Series B, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock Series B, authorized	24,999,900	24,999,900	24,999,900
Preferred stock Series B, issued	14,750,000	14,750,000	14,750,000
Preferred stock Series B, outstanding	14,750,000	14,750,000	12,750,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	350,000,000	350,000,000	350,000,000
Common stock, Issued	85,611,781	82,371,853	33,848,520

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Statements Of Operations
Total Revenues	$ 66,121	$ 211,891	$ 552,579	$ 817,724
Cost of Goods Sold	68,005	196,926	451,713	690,953
Total	(1,884)	14,965	100,866	126,771
Selling, general and administrative expenses	745,533	187,748	1,072,866	2,364,465
Impairment of goodwill			4,799,965
Loss from Operations	(747,417)	(172,783)	(5,771,965)	(2,237,694)
Loss from derivatives issued with debt greater than debt carrying value	(718,000)
Loss on sale of property and equipment			(1,322)
Interest Expense	(82,953)	(15,967)	(62,203)	(32,801)
Total Other Income (Expense)	(800,953)	(15,967)	(63,525)	(32,801)
Loss before Provision for Income taxes	(1,548,370)	(188,750)	(5,835,490)	(2,270,495)
Provision for Income Taxes		878	879	2,117
Net Loss applicable to common shareholders	$ (1,548,370)	$ (189,628)	$ (5,836,369)	$ (2,272,612)
Net Loss per Common Share Basic and Diluted	$ (0.02)	$ 0	$ (0.08)	$ (0.12)
Weighted Average Number of Common Shares Outstanding - Basic And Diluted	83,370,432	69,695,760	76,890,335	18,711,209

CONDENSED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2010			$ 16,703	$ 631,572	$ (579,986)	$ 68,289
Beginning Balance, Shares at Dec. 31, 2010			16,702,800
Sale of Common Stock, Amount			3,076	712,674		715,750
Sale of Common Stock, Shares			3,075,600
Issuance of Warrants				28,000		28,000
Issuance of Common Stock for interest expense, Amount			60	12,440		12,500
Issuance of Common Stock for interest expense, Shares			60,000
Issuance of Common Stock for services, Amount			14,010	219,492		233,502
Issuance of Common Stock for services, Shares			14,010,120
Issuance of Preferred Stock for compensation, Amount		12,750		1,262,250		1,275,000
Issuance of Preferred Stock for compensation, Shares	100	12,750,000
Net Loss					(2,272,612)	(2,272,612)
Ending Balance, Amount at Dec. 31, 2011		12,750	33,849	2,866,428	(2,852,598)	60,429
Ending Balance, Shares at Dec. 31, 2011	100	12,750,000	33,848,520
Sale of Common Stock, Amount			523	179,477		180,000
Sale of Common Stock, Shares			523,333
Issuance of Warrants				135,400		135,400
Issuance of Preferred Stock for compensation, Amount		2,000		198,000		200,000
Issuance of Preferred Stock for compensation, Shares		2,000,000
Issuance of Common Stock for reverse merger, Amount			48,000	4,752,000		4,800,000
Issuance of Common Stock for reverse merger, Shares			48,000,000
Net Loss					(5,836,369)	(5,836,369)
Ending Balance, Amount at Dec. 31, 2012		$ 14,750	$ 82,372	$ 8,131,305	$ (8,688,967)	$ (460,540)
Ending Balance, Shares at Dec. 31, 2012	100	14,750,000	82,371,853

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Statements Of Cash Flows
Net Loss	$ (1,548,370)	$ (189,628)	$ (5,836,369)	$ (2,272,612)
Depreciation	3,070	4,244	14,088	15,794
Loss on disposal of property and equipment			1,322
Warrants issued with common stock	185,630	15,000	135,400	28,000
Stock issued for interest expense				12,500
Preferred Stock issued for compensation			200,000	1,156,708
Common Stock issued for services				233,502
Impairment of goodwill			4,799,965
Stock issued for services	309,048
Equity instruments issued with debt greater than debt carrying amount	718,000
Change in receivable reserve	(5,000)		79,534	35,465
Accounts receivable	31,695	(76,019)	(74,629)	(33,700)
Inventory	(2,709)	151,786	258,300	(300,354)
Prepaid inventory		(10,175)	(37,212)	(14,776)
Notes receivable				(15,189)
Deposits	(508,000)		5,000
Accounts payable	(50,431)	36,026	207,176	126,849
Due to officers		(500)	(500)
Net cash used in operations	(811,290)	(69,266)	(247,925)	(1,027,813)
Proceeds from sale of property and equipment			6,293
Purchase of property and equipment			(534)	(30,969)
Cash assumed in reverse merger			35
Net cash used in investing activities			5,794	(30,969)
Proceeds from issuance of notes payable	928,474		264,306	250,000
Proceeds from issuance of notes payable to related parties	17,502	30,000	44,190	150,000
Payments on notes payable			(150,000)	(100,000)
Payments on notes payable to related parties	(5,000)	(5,000)	(89,192)	(10,000)
Proceeds from issuance of common stock and common stock subscribed	290,160	50,000	180,000	715,750
Net cash provided by financing activities	1,231,136	75,000	249,304	1,005,750
NET CHANGE IN CASH AND CASH EQUIVALENTS	419,846	5,734	7,173	(53,032)
CASH AND CASH EQUIVALENTS, beginning of period	16,312	9,139	9,139	62,171
CASH AND CASH EQUIVALENTS, end of period	436,158	14,873	16,312	9,139
Cash paid for interest	2,250
Common stock issued for interest				12,500
Warrant expense	$ 185,630	$ 15,000	$ 135,400	$ 28,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

We were incorporated as Private Secretary, Inc. on July 22, 2008 in the State of Nevada. From inception until we completed our reverse acquisition of GrowOp Technology, the principal business of the Company originally was to develop a software program that would allow for automatic call processing through VoIP technology. On January 27, 2012, the Company filed an amendment to its Articles of Incorporation changing its name to Terra Tech Corp. During that time, we had no revenue and our operations were limited to capital formation, organization, and development of our business plan and target customer market. As a result of the merger with GrowOp Technology, on February 9, 2012 we ceased our prior operations and we are now a holding company and our wholly owned subsidiary engages in the design, marketing and sale of hydroponic equipment with proprietary technology to create sustainable solutions for the cultivation of indoor agriculture.

Recent Developments

On February 9, 2012, Terra Tech Corp. (formerly named, “Private Secretary, Inc.”) , a Nevada corporation (the “Company”) entered into an Agreement and Plan of Merger dated February 9, 2012 (the “Agreement and Plan of Merger”), by and among the Company, TT Acquisitions, Inc., a Nevada corporation and a wholly-owned subsidiary of the Company (“TT Acquisitions”), and GrowOp Technology Ltd., a Nevada corporation (“GrowOp Technology”).

Under the terms and conditions of the Agreement and Plan of Merger, the Company sold 33,998,500 shares of common stock of the Company in consideration for all the issued and outstanding shares in GrowOp Technology. The effect of the issuance is that GrowOp Technology shareholders now hold approximately 41.46% of the issued and outstanding shares of common stock of the Company. Separately, TT Acquisitions merged with GrowOp Technology, with the effect that GrowOp Technology is a wholly-owned subsidiary of the Company. Articles of Merger, effecting the merger of GrowOp Technology and TT Acquisitions, were filed with the Secretary of State of the State of Nevada on February 9, 2012.

GrowOp Technology was founded in March 2010, in Oakland, California. GrowOp Technology’s business (now the principal business of Terra Tech) is the integration of best of breed hydroponic equipment with proprietary technology to create sustainable solutions for the cultivation of indoor agriculture. We work closely with expert horticulturists, engineers, and scientists, to develop and manufacture advanced proprietary products for the hydroponic industry. Our products are utilized by horticulture enthusiasts, local urban farmers, and green house growers. We believe that the emerging trend of urban and indoor agriculture has fostered an entrepreneurial push by companies to bring their concept to market. Many of these companies lack both the intellectual resources and manufacturing capabilities to bring their idea to fruition. That is where Terra Tech is positioned. We have the team and the resources to help bring indoor cultivation designs from concept to production. Our products can be found through specialty retailers throughout the United States.

The accompanying unaudited condensed financial statements include all of the accounts of Terra Tech. These condensed financial statements have been prepared in accordance with accounting principals generally accepted in the United States for financial information and with the instructions to Form S-1 and Regulation S-X. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included.

Use of Estimates

The preparation of the financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The Company’s valuation techniques used to measure the fair value of money market funds and certain marketable equity securities were derived from quoted prices in active markets for identical assets or liabilities. The valuation techniques used to measure the fair value of all other financial instruments, all of which have counterparties with high credit ratings, were valued based on quoted market prices or model driven valuations using significant inputs derived from or corroborated by observable market data.

In accordance with the fair value accounting requirements, companies may choose to measure eligible financial instruments and certain other items at fair value. The Company has not elected the fair value option for any eligible financial instruments.

Accounts Receivable

The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable. The Company does not accrue interest receivable on past due accounts receivable. There was an allowance of $80,576 at March 31, 2013 and $85,576 at December 31, 2012.

Prepaid Inventory

Prepaid inventory represents deposits made to foreign manufacturers for purchase orders of specific inventory.

Notes receivable

Notes receivable due from customers are unsecured loans which assist with the purchase of products. The notes range from twelve to eighteen months and bear interest at the annual rates of 4% to 9%. A corresponding reserve is established for any uncollectable interest. There was a 100% reserve of $29,424 against the collection of notes receivable at March 31, 2013 and December 31, 2012.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets: 3-8 years for machinery and equipment, leasehold improvements are amortized over the shorter of the estimated useful lives or the underlying lease term. Repairs and maintenance expenditures which do not extend the useful lives of related assets are expensed as incurred.

Deposits

Deposits are for the purchase of a greenhouse and farm.

Revenue Recognition

Revenue is recognized net of discounts, rebates, promotional adjustments, price adjustments and estimated returns and upon transfer of title and risk to the customer which occurs at shipping (F.O.B. terms). Upon shipment, the Company has no further performance obligations and collection is reasonably assured as the majority of sales are paid for prior to shipping.

Cost of Goods Sold

Management decided to change the focus of the business in 2011 to designing, manufacturing and selling hydroponic equipment where favorable gross margins are achieved.

Research and Development

Research and development costs are expensed as incurred.

Income Taxes

The Company provides for income taxes based on enacted tax law and statutory tax rates at which items of income and expenses are expected to be settled in the Company’s income tax return. Certain items of revenue and expense are reported for Federal income tax purposes in different periods than for financial reporting purposes, thereby resulting in deferred income taxes. Deferred taxes are also recognized for operating losses that are available to offset future taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. The Company has incurred net operating losses for financial-reporting and tax-reporting purposes. Accordingly, for Federal and state income tax purposes, the benefit for income taxes has been offset entirely by a valuation allowance against the related federal and state deferred tax asset for the three months ended March 31, 2013.

Loss Per Common Share

Net loss per share, in accordance with the provisions of ASC 260, “Earnings Per Share” is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period. During a loss period, the effect of the potential exercise of stock options, warrants, convertible preferred stock and convertible debt are not considered in the diluted income (loss) per share calculation since the effect would be anti-dilutive. The results of operations were a net loss for the three months ended March 31, 2013 therefore the basic and diluted weighted average common shares outstanding were the same.

Recently Issued Accounting Standards

Management does not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position or cash flow.

Organization

We were incorporated as Private Secretary, Inc. on July 22, 2008 in the State of Nevada. From inception until we completed our reverse acquisition of GrowOp Technology, the principal business of the Company originally was to develop a software program that would allow for automatic call processing through VoIP technology. On January 27, 2012, the Company filed an amendment to its Articles of Incorporation changing its name to Terra Tech Corp. During that time, we had no revenue and our operations were limited to capital formation, organization, and development of our business plan and target customer market. As a result of the merger with GrowOp Technology, on February 9, 2012 we ceased our prior operations and we are now a holding company and our wholly owned subsidiary engages in the design, marketing and sale of hydroponic equipment with proprietary technology to create sustainable solutions for the cultivation of indoor agriculture.

Recent Developments

On February 9, 2012, Terra Tech Corp. (formerly named, “Private Secretary, Inc.”) , a Nevada corporation (the “Company”) entered into an Agreement and Plan of Merger dated February 9, 2012 (the “Agreement and Plan of Merger”), by and among the Company, TT Acquisitions, Inc., a Nevada corporation and a wholly-owned subsidiary of the Company (“TT Acquisitions”), and GrowOp Technology Ltd., a Nevada corporation (“GrowOp Technology”).

Under the terms and conditions of the Agreement and Plan of Merger, the Company sold 33,998,500 shares of common stock of the Company in consideration for all the issued and outstanding shares in GrowOp Technology. The effect of the issuance is that GrowOp Technology shareholders now hold approximately 41.46% of the issued and outstanding shares of common stock of the Company. Separately, TT Acquisitions merged with GrowOp Technology, with the effect that GrowOp Technology is a wholly-owned subsidiary of the Company. Articles of Merger, effecting the merger of GrowOp Technology and TT Acquisitions, were filed with the Secretary of State of the State of Nevada on February 9, 2012.

GrowOp Technology was founded in March 2010, in Oakland, California. GrowOp Technology’s business (now the principal business of Terra Tech) is the integration of best of breed hydroponic equipment with proprietary technology to create sustainable solutions for the cultivation of indoor agriculture. We work closely with expert horticulturists, engineers, and scientists, to develop and manufacture advanced proprietary products for the hydroponic industry. Our products are utilized by horticulture enthusiasts, local urban farmers, and green house growers. We believe that the emerging trend of urban and indoor agriculture has fostered an entrepreneurial push by companies to bring their concept to market. Many of these companies lack both the intellectual resources and manufacturing capabilities to bring their idea to fruition. That is where Terra Tech is positioned. We have the team and the resources to help bring indoor cultivation designs from concept to production. Our products can be found through specialty retailers throughout the United States.

The accompanying unaudited condensed financial statements include all of the accounts of Terra Tech. These condensed financial statements have been prepared in accordance with accounting principals generally accepted in the United States for financial information and with the instructions to Form S-1 and Regulation S-X.  In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included.

Use of Estimates

The preparation of the financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Fair Value of Financial Instruments

The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The Company’s valuation techniques used to measure the fair value of money market funds and certain marketable equity securities were derived from quoted prices in active markets for identical assets or liabilities. The valuation techniques used to measure the fair value of all other financial instruments, all of which have counterparties with high credit ratings, were valued based on quoted market prices or model driven valuations using significant inputs derived from or corroborated by observable market data.

In accordance with the fair value accounting requirements, companies may choose to measure eligible financial instruments and certain other items at fair value. The Company has not elected the fair value option for any eligible financial instruments.

Accounts Receivable

The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable.  The Company does not accrue interest receivable on past due accounts receivable.  As of December 31, 2012 there was a reserve of $85,576 against the collection of accounts receivable.

Prepaid Inventory

Prepaid inventory represents deposits made to foreign manufacturers for purchase orders of specific inventory.

Notes receivable

Notes receivable due from customers are unsecured loans which assist with the purchase of products. The notes range from twelve to eighteen months and bear interest at the annual rates of 4% to 9%. A corresponding reserve is established for any un collectable interest.  As of December 31, 2012 there was a 100 percent reserve or $29,424 against the collection of notes receivable.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets: 3-8 years for machinery and equipment, leasehold improvements are amortized over the shorter of the estimated useful lives or the underlying lease term. Repairs and maintenance expenditures which do not extend the useful lives of related assets are expensed as incurred.

Revenue Recognition

Revenue is recognized net of discounts, rebates, promotional adjustments, price adjustments and estimated returns and upon transfer of title and risk to the customer which occurs at shipping (F.O.B. terms). Upon shipment, the Company has no further performance obligations and collection is reasonably assured as the majority of sales are paid for prior to shipping.

Cost of Goods Sold

Management decided to change the focus of the business in 2011 to designing, manufacturing and selling hydroponic equipment where favorable gross margins are achieved.

Research and Development

Research and development costs are expensed as incurred.

Income Taxes

The Company provides for income taxes based on enacted tax law and statutory tax rates at which items of income and expenses are expected to be settled in the Company’s income tax return.  Certain items of revenue and expense are reported for Federal income tax purposes in different periods than for financial reporting purposes, thereby resulting in deferred income taxes.  Deferred taxes are also recognized for operating losses that are available to offset future taxable income.  Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.  The Company has incurred net operating losses for financial-reporting and tax-reporting purposes.  Accordingly, for Federal and state income tax purposes, the benefit for income taxes has been offset entirely by a valuation allowance against the related federal and state deferred tax asset for the twelve months ended December 31, 2012.

Loss Per Common Share

Net loss per share, in accordance with the provisions of ASC 260, “Earnings Per Share” is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period.  During a loss period, the effect of the potential exercise of stock options, warrants, convertible preferred stock and convertible debt are not considered in the diluted income (loss) per share calculation since the effect would be anti-dilutive.  The results of operations were a net loss for the twelve months ended December 31, 2012 therefore the basic and diluted weighted average common shares outstanding were the same.

Recently Issued Accounting Standards

Management does not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position or cash flow.

GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 2. GOING CONCERN

The Company’s future success is dependent upon its ability to achieve profitable operations and generate cash from operating activities, and upon additional financing. Management believes they can raise the appropriate funds needed to support their business plan and develop an operating company which is cash flow positive.

However, the Company has incurred net losses for the three months ended March 31, 2012 and has accumulated a deficit of approximately $10.2 million at March 31, 2013. The Company has not been able to generate sufficient cash from operating activities to fund its ongoing operations. There is no guarantee that the Company will be able to generate enough revenue and/or raise capital to support its operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The condensed financial statements do not include any adjustments relating to the recoverability or classification of recorded assets and liabilities that might result should the Company be unable to continue as a going concern.

The Company’s future success is dependent upon its ability to achieve profitable operations and generate cash from operating activities, and upon additional financing. Management believes they can raise the appropriate funds needed to support their business plan and develop an operating company which is cash flow positive.

However, the Company has incurred net losses for the twelve months ended December 31, 2012 and has accumulated a deficit of approximately $8.69 million at December 31, 2012. The Company has not been able to generate sufficient cash from operating activities to fund its ongoing operations. There is no guarantee that the Company will be able to generate enough revenue and/or raise capital to support its operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The condensed financial statements do not include any adjustments relating to the recoverability or classification of recorded assets and liabilities that might result should the Company be unable to continue as a going concern.

CONCENTRATIONS OF BUSINESS AND CREDIT RISK	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 3. CONCENTRATIONS OF BUSINESS AND CREDIT RISK

The Company maintains cash balances in several financial institutions which are insured by the Federal Deposit Insurance Corporation up to certain federal limitations.

The Company provides credit in the normal course of business to customers located throughout the U. S. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information.

The Company maintains cash balances in several financial institutions which are insured by the Federal Deposit Insurance Corporation up to certain federal limitations.

The Company provides credit in the normal course of business to customers located throughout the U. S. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information.

REVERSE MERGER	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 4. REVERSE MERGER

On February 9, 2012, the Company completed a reverse merger transaction through a merger with GrowOp Technology whereby we acquired all of the issued and outstanding shares of GrowOp Technology in exchange for 33,998,520 shares of our common stock, which represented approximately 41.4% of our total shares outstanding immediately following the closing of the transaction. As a result of the reverse acquisition, GrowOp Technology became our wholly owned subsidiary and the former shareholders of GrowOp Technology became our controlling stockholders. The share exchange transaction with GrowOp Technology was treated as a reverse acquisition, with GrowOp Technology as the acquiror and the Company as the acquired party.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 100 shares of Series A Preferred Stock and 14,750,000 shares of Series B Preferred Stock to Derek Peterson and Amy Almsteier, both of whom are officers and directors of the Company. The Company exchanged the shares for the Series A Preferred Stock and shares of Series B Preferred Stock issued by GrowOp Technology.

Purchase Accounting

The Acquisition was accounted for using the purchase method of accounting as a reverse acquisition. In a reverse acquisition, the post-acquisition net assets of the surviving combined company includes the historical cost basis of the net assets of the accounting acquirer (GrowOp Technologies Ltd.) plus the fair value of the net assets of the accounting acquiree (Terra Tech Corp). Further, under the purchase method, the purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values and the excess of the purchase price over the estimated fair value of the identifiable net assets is allocated to any intangible assets with the remaining excess purchase price over net assets acquired allocated to goodwill.

The fair value of the consideration transferred in the Acquisition was $4,800,000 and was calculated as the number of shares of common stock that GrowOp Technologies Ltd. would have had to issue in order for Terra Tech Corp. shareholders to hold a 58.6% equity interest in the combined Company post-acquisition, multiplied by the estimated fair value of the Company’s common stock on the acquisition date. The estimated fair value of the Company’s common stock was based on the offering price of the common stock sold in a private placement of share subscriptions which was completed most recently prior to the merger. This price was determined to be the best indication of fair value on that date since the price was based on an arm’s length negotiation with a group consisting of both new and existing investors that had been advised of the pending Acquisition and assumed similar liquidity risk as those investors holding the majority of shares being valued as purchase consideration.

The following table summarizes the Company’s determination of fair values of the assets acquired and the liabilities as of the date of acquisition.

Consideration - issuance of securities	$4,800,000
Cash	$35
Goodwill	4,799,965

Total purchase price	$4,800,000

The Company performed an impairment test related to goodwill as of the date of the merger and it was determined that goodwill was impaired. At that time, the Company recorded a charge to operations for the amount of the impairment of $4,799,965.

On February 9, 2012, the Company completed a reverse merger transaction through a merger with GrowOp Technology whereby we acquired all of the issued and outstanding shares of GrowOp Technology in exchange for 33,998,520 shares of our common stock, which represented approximately 41.4% of our total shares outstanding immediately following the closing of the transaction. As a result of the reverse acquisition, GrowOp Technology became our wholly owned subsidiary and the former shareholders of GrowOp Technology became our controlling stockholders. The share exchange transaction with GrowOp Technology was treated as a reverse acquisition, with GrowOp Technology as the acquiror and the Company as the acquired party.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 100 shares of Series A Preferred Stock and 14,750,000 shares of Series B Preferred Stock to Derek Peterson and Amy Almsteier, both of whom are officers and directors of the Company. The Company offered and sold the shares in reliance on the exemption from registration pursuant to Section 4(2) of Securities Act and Rule 506 of Regulation D promulgated thereunder.

Purchase Accounting

The Acquisition was accounted for using the purchase method of accounting as a reverse acquisition. In a reverse acquisition, the post-acquisition net assets of the surviving combined company includes the historical cost basis of the net assets of the accounting acquirer (GrowOp Technologies Ltd.) plus the fair value of the net assets of the accounting acquiree (Terra Tech Corp). Further, under the purchase method, the purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values and the excess of the purchase price over the estimated fair value of the identifiable net assets is allocated to any intangible assets with the remaining excess purchase price over net assets acquired allocated to goodwill.

The fair value of the consideration transferred in the Acquisition was $4,800,000 and was calculated as the number of shares of common stock that GrowOp Technologies Ltd. would have had to issue in order for Terra Tech Corp. shareholders to hold a 58.6% equity interest in the combined Company post-acquisition, multiplied by the estimated fair value of the Company’s common stock on the acquisition date. The estimated fair value of the Company’s common stock was based on the offering price of the common stock sold in a private placement of share subscriptions which was completed most recently prior to the merger. This price was determined to be the best indication of fair value on that date since the price was based on an arm’s length negotiation with a group consisting of both new and existing investors that had been advised of the pending Acquisition and assumed similar liquidity risk as those investors holding the majority of shares being valued as purchase consideration.

The following table summarizes the Company’s determination of fair values of the assets acquired and the liabilities as of the date of acquisition.

Consideration - issuance of securities	$4,800,000
Cash	$35
Goodwill	4,799,965

Total purchase price	$4,800,000

The Company performed an impairment test related to goodwill as of the date of the merger and it was determined that goodwill was impaired. At that time, the Company recorded a charge to operations for the amount of the impairment of $4,799,965.

INVENTORIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 5. INVENTORIES

Inventories consist of finished goods for the Company’s product lines. Cost-of-goods sold are calculated using the average costing method. Inventory costs include direct materials, direct labor and cost of freight. The Company reviews its inventory periodically to determine net realizable value and considers product upgrades in its periodic review of realizability. The Company writes down inventory, if required, based on forecasted demand and technological obsolescence. These factors are impacted by market and economic conditions, technology changes and new product introductions and require estimates that may include uncertain elements. Inventories consist of the following:

	March 31,	December 31,
	2013	2011
Finished Goods	$259,423	$256,714

Inventories consist of finished goods for the Company’s product lines. Cost-of-goods sold are calculated using the average costing method. Inventory costs include direct materials, direct labor and cost of freight. The Company reviews its inventory periodically to determine net realizable value and considers product upgrades in its periodic review of realizability. The Company writes down inventory, if required, based on forecasted demand and technological obsolescence. These factors are impacted by market and economic conditions, technology changes and new product introductions and require estimates that may include uncertain elements. Inventories consist of the following:

	December 31,	December 31,
	2012	2011
Finished Goods	$256,714	$515,014

PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 6. PROPERTY AND EQUIPMENT

Property and equipment at cost, less accumulated depreciation, at March 31, 2013 consisted of the following:

	March 31,	December 31,
	2013	2012
Furniture	$31,539	$31,539
Equipment	26,022	26,022
Leasehold improvements	10,400	10,400
Subtotal	67,961	67,961
Less accumulated depreciation	(37,381)	(34,311)
Total	$30,580	$33,650

Depreciation expense related to property and equipment for the quarter ended March 31, 2013 was $3,070 and for the quarter ended March 31, 2012 was $4,255.

Property and equipment at cost, less accumulated depreciation, at December 31, 2012 consisted of the following:

	December 31,	December 31,
	2012	2011
Furniture	$31,539	$34,421
Equipment	26,022	32,769
Leasehold improvements	10,400	10,400
Subtotal	67,961	77,590
Less accumulated depreciation	(34,311)	(22,771)
Total	$33,650	$54,819

Depreciation expense related to property and equipment for the years ended December 31, 2012 and 2011 was $14,088 and $15,794, respectively.

ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 7. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following:

	March 31,	December 31,
	2013	2012
Accounts payable	$97,512	$159,118
Accrued officers’ salary	75,000	75,000
Accrued interest	96,583	75,408
Accrued payroll taxes	57,850	57,850
Customer deposits	-	10,000
	$326,945	$377,376

Accounts payable and accrued expenses consisted of the following:

	December 31,	December 31,
	2012	2011
Accounts payable	$159,118	$81,168
Accrued officers’ salary	75,000	37,500
Accrued interest	75,408	19,307
Accrued payroll taxes	57,850	32,225
Customer deposits	10,000	-
	$377,376	$170,200

NOTE PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 8. NOTE PAYABLE

Notes payable is as follows:

	March 31,	December 31,
	2013	2012

Senior secured promissory note dated July 15, 2011, issued to an accredited investor, maturing July 15, 2012, bearing interest at a rate of 15% per annum. The maturity date has been extended until March 15, 2013. Principal in the amount of $150,000 was paid during the twelve months ended December 31, 2012. The balance of principal and interest was paid in stock during the quarter ended March 31, 2013.	$-	$100,000

Unsecured promissory demand note dated May 7, 2012, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	5,000	5,000

Promissory note dated July 15, 2012, issued to an accredited investor, maturing July 15, 2013, bearing interest at a rate of 12% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	150,000	150,000

Unsecured promissory demand notes, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	109,306	109,306

Unsecured promissory demand note, issued to an accredited investor, bearing interest at a rate of 15% per annum.	3,474	-

Unsecured promissory demand note, issued to an accredited investor, bearing interest at a rate of 18% per annum.	100,000	-

Senior secured promissory notes dated March 23, 2013, issued to accredited investors, maturing November 22, 2013, bearing interest at a rate of 60% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	825,000	-
	$1,192,780	$364,306

The senior secured promissory notes are secured by shares of common stock. There is accrued interest of $65,611 as of March 31, 2013.

Notes payable is as follows:

	December 31,	December 31,
	2012	2011

Senior secured promissory note dated July 15, 2011, issued to an accredited investor, maturing July 15, 2012, bearing interest at a rate of 15% per annum. The maturity date has been extended until March 15, 2013. Principal in the amount of $150,000 was paid during the twelve months ended December 31, 2012. Interest shall be paid in cash or common stock at the holders’ option.	$100,000	$250,000

Unsecured promissory demand note dated May 7, 2012, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	5,000	-

Promissory note dated July 15, 2012, issued to an accredited investor, maturing July 15, 2013, bearing interest at a rate of 12% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	150,000	-

Unsecured promissory demand notes, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	109,306	-
	$364,306	$250,000

The senior secured promissory notes are secured by shares of common stock. The $100,000 note is secured by 1,500,000 shares of common stock. There is accrued interest of $49,025 as of December 31, 2012.

LOANS FROM RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 9. LOANS FROM RELATED PARTY

Notes payable to related party is as follows:

	March 31,	December 31,
	2013	2012
Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to an entity controlled by Michael James an officer of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until July 31, 2013. Interest shall be paid in cash or common stock at the holders’ option. Principal in the amount of $5,000 has been paid during the three months ended March 31, 2013.	$30,000	$35,000

Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to Michael Nahass a director of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until July 31, 2013. Interest shall be paid in cash or common stock at the holders’ option. During the quarter ended March 31, 2013, $17,502 has been advanced to the Company.	87,500	69,998
	$117,500	$104,998

The unsecured demand notes due to related parties have accrued interest of $30,966 as of March 31, 2013.

Notes payable is as follows:

	December 31,	December 31,
	2012	2011

Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to an entity controlled by Michael James an officer of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until February 28, 2013. Interest shall be paid in cash or common stock at the holders’ option. Principal in the amount of $15,000 has been paid during the twelve months ended December 31, 2012,	$35,000	$50,000

Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to Michael Nahass a director of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until February 28, 2013. Interest shall be paid in cash or common stock at the holders’ option. Principal in the amount of $30,002 has been paid during the twelve months ended December 31, 2012.	69,998	100,000

	$104,998	$150,000

The unsecured demand notes due to related parties have accrued interest of $26,383 as of December 31, 2012.

CAPITAL STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 10. CAPITAL STOCK

Preferred Stock

The Company has authorized 25 million shares of preferred stock with $0.001 par value, of which there were 100 shares of Series A Convertible Preferred Stock outstanding as of March 31, 2012. Series A Convertible Preferred Stock is convertible on a one-for-one basis into common stock and has all of the voting rights that the holders of our common stock has.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 100 shares of Series A Preferred Stock to Derek Peterson and Amy Almsteier, both of whom are officers and directors of the Company.

There were 14,750,000 shares of Series B Convertible Preferred Stock outstanding as of March 31, 2012. The Series B Convertible Preferred shares will vote with the common stock of the Company, be equal to 100 votes of common stock and be convertible into shares of common stock of the Company and a 1-for-5.384325537.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 14,750,000 shares of Series B Preferred Stock to Derek Peterson and Amy Almsteier, both of whom are officers and directors of the Company.

Common Stock

The Company has authorized 350 million shares of common stock with $0.001 par value, of which there were issued and outstanding 81,998,520 as of March 31, 2012.

On January 17, 2012 the Company sold 150,000 common shares to an accredited investor for $50,000. The investor also received 150,000 warrants to purchase common stock at $0.46 per share.

On February 9, 2012, at the closing of the Agreement and Plan of Merger, the Company issued an aggregate of 33,998,520 shares of our common stock to the former stockholders of GrowOp Technology.

Preferred Stock

The Company has authorized 25 million shares of preferred stock with $0.001 par value, of which there were 100 shares of Series A Convertible Preferred Stock outstanding as of December 31, 2012. Series A Convertible Preferred Stock is convertible on a one-for-one basis into common stock and has all of the voting rights that the holders of our common stock has.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 100 shares of Series A Preferred Stock to Derek Peterson and Amy Almsteier in exchange of their Series A Preferred Stock of GrowOp Technology, both of whom are officers and directors of the Company.

There were 14,750,000 shares of Series B Convertible Preferred Stock outstanding as of December 31, 2012. The Series B Convertible Preferred shares will vote with the common stock of the Company, be equal to 100 votes of common stock and be convertible into shares of common stock of the Company and a 1-for-5.384325537.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 14,750,000 shares of Series B Preferred Stock to Derek Peterson and Amy Almsteier in exchange of their Series B Preferred Stock of GrowOp Technology, both of whom are officers and directors of the Company.

Common Stock

The Company has authorized 350 million shares of common stock with $0.001 par value, of which there were issued and outstanding 82,038,520 as of December 31, 2012.

On January 17, 2012 the Company sold 150,000 common shares to an accredited investor for $50,000. The investor also received 150,000 warrants to purchase common stock at $0.46 per share.

On February 9, 2012, at the closing of the Agreement and Plan of Merger, the Company issued an aggregate of 33,998,520 shares of our common stock to the former stockholders of GrowOp Technology.

On May 2, 2012 the Company sold 40,000 common shares to an accredited investor for $30,000. The investor also received 40,000 warrants to purchase common stock at $0.85 per share.

On August 23, 2012 the Company sold 333,333 common shares to an accredited investor for $100,000. The investor also received 333,333 warrants to purchase common stock at $0.40 per share.

WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 11. WARRANTS

The Company has the following shares of common stock reserved for the warrants outstanding as of March 31, 2013:

	March 31, 2013
	Shares	Weighted Average Exercise Price
Warrants outstanding – beginning of year	6,711,733	$0.35
Warrants exercised	-	-
Warrants granted	515,637	0.33
Warrants expired	-	-

Warrants outstanding – end of period	7,227,370	$0.33

The weighted exercise price and weighted fair value of the warrants granted by the Company as of March 31, 2013, are as follows:

March 31, 2013
Weighted
	Average	Weighted
	Exercise	Average
	Price	Fair Value

Weighted average of warrants granted during the quarter whose exercise price exceeded fair market value at the date of grant	$0.33	$0.46

Weighted average of warrants granted during the quarter whose exercise price was equal or lower than fair market value at the date of grant	$-	$-

The following table summarizes information about fixed-price warrants outstanding:

	Number	Average
Range of	Outstanding at	Remaining	Weighted
Exercise	March 31,	Contractual	Average
Prices	2012	Life	Exercise Price
$0.33	5,588,400	18 Months	$0.33
$0.46	600,000	29 Months	$0.46
$0.46	150,000	34 Months	$0.46
$0.85	40,000	32 Months	$0.85
$0.40	333,333	32 Months	$0.40
$0.33	515,637	58 Months	$0.33
	7,227,370

For the warrants issued in January 2013, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.46, exercise price of $0.33, volatility of 106.26%, years 5, treasury bond rate 2.5% and dividend rate of 0%.

The warrant expense of $185,630 was based on the Black Scholes calculation which was expensed during the three months ended March 31, 2013.

The Company has the following shares of common stock reserved for the warrants outstanding as of December 31, 2012:

	December 31, 2012
	Shares	Weighted Average Exercise Price
Warrants outstanding – beginning of year	6,188,400	$0.35
Warrants exercised	-	-
Warrants granted	523,333	0.45
Warrants expired	-	-
Warrants outstanding – end of period	6,711,733	$0.35

The weighted exercise price and weighted fair value of the warrants granted by the Company as of December 31, 2012, are as follows:

	December 31, 2012
	Weighted Average Exercise Price	Weighted Average Fair Value

Weighted average of warrants granted during the twelve months whose exercise price exceeded fair market value at the date of grant	$0.45	$0.26

Weighted average of warrants granted during the twelve months whose exercise price was equal or lower than fair market value at the date of grant	$-	$-

The following table summarizes information about fixed-price warrants outstanding:

	Number	Average
Range of	Outstanding at	Remaining	Weighted
Exercise	September 30,	Contractual	Average
Prices	2012	Life	Exercise Price
$0.33	5,588,400	21 Months	$0.33
$0.46	600,000	32 Months	$0.46
$0.46	150,000	37 Months	$0.46
$0.85	40,000	28 Months	$0.85
$0.40	333,333	32 Months	$0.40
	6,711,733

For the warrants issued in January 2012, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.33, exercise price of $0.46, volatility of 35.53%, years 4, treasury bond rate 3.5% and dividend rate of 0%.

For the warrants issued in May 2012, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.33, exercise price of $0.85, volatility of 32.77%, years 3, treasury bond rate 3.5% and dividend rate of 0%.

For the warrants issued in August 2012, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.54, exercise price of $0.40, volatility of 100.43%, years 3, treasury bond rate 3.5% and dividend rate of 0%.

The warrant expense of $135,400 was based on the Black Scholes calculation which was expensed during the twelve months ended December 31, 2012.

OPERATING LEASE COMMITMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 12. OPERATING LEASE COMMITMENTS

The Company leases certain office and industrial warehouse space in Lake Forest, California. The monthly rent is $3,025 for the first year and will increase to $3,300 for the second year. Net rent expense for the Company for the three months ended March 31, 2013 was $6,307.

The Company leases certain office and industrial warehouse space in Lake Forest, California. The monthly rent is $3,025 for the first year and will increase to $3,300 for the second year. Net rent expense for the Company for the twelve months ended December 31, 2012 was $55,447.

LITIGATION AND CLAIMS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 13. LITIGATION AND CLAIMS

From time to time, the Company may be involved in various legal proceedings and claims arising in the ordinary course of business. The disposition of these additional matters, which may occur, individually or in the aggregate, is not expected to have a material adverse effect on the Company’s financial condition. However, depending on the amount and timing of such disposition, an unfavorable resolution of some or all of these matters could materially affect the future results of operations or cash flows in a particular period.

As of March 31, 2013, there was no accrual recorded for any potential losses related to pending litigation.

From time to time, the Company may be involved in various legal proceedings and claims arising in the ordinary course of business. The disposition of these additional matters, which may occur, individually or in the aggregate, is not expected to have a material adverse effect on the Company’s financial condition. However, depending on the amount and timing of such disposition, an unfavorable resolution of some or all of these matters could materially affect the future results of operations or cash flows in a particular period.

As of December 31, 2012, there was no accrual recorded for any potential losses related to pending litigation.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 14. RELATED PARTY TRANSACTIONS

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 100 shares of Series A Preferred Stock to Derek Peterson and Amy Almsteier in exchange of their Series A Preferred Stock of GrowOp Technology, both of whom are officers and directors of the Company.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 14,750,000 shares of Series B Preferred Stock to Derek Peterson and Amy Almsteier in exchange of their Series B Preferred Stock of GrowOp Technology, both of whom are officers and directors of the Company.

During the twelve month period ended December 31, 2012, the Company accrued an additional $37,500 of compensation for the services provided by the officers. As of December 31, 2012 the officers were owed a total of $75,000 in accrued compensation.

During the twelve months ended December 31, 2012, officers and directors of the Company had loaned the Company $44,190 and were paid back $89,192. As of December 31, 2012 the total amount owed to the officers and directors was $104,998.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 15. SUBSEQUENT EVENTS

During April 2013 the Company sold $20,000 of common stock at $0.16 or 125,000 common shares. The Company also issued 125,000 five year warrants to acquire stock at $0.16 per share.

During April 2013 the Company issued an eight month $250,000 of Senior Secured Convertible note. The Note converts into common stock after six months outstanding based on 62% of the preceding ten day volume weighted price.

On April 23, 2013, the Company entered into a Share Exchange Agreement, dated March 23, 2013, by and among the Company, Edible Garden Corp., a Nevada corporation (“Edible Garden”), and the holders of common stock of Edible Garden. The share exchange was consummated on April 24, 2013, when Articles of Exchange were filed with the Secretary of State of the State of Nevada.

On January 9, 2013 the Board approved the letter of intent to acquire Naturally Beautiful Plants, LLC. The Company has issued 200,000 shares of Common Stock as a non-refundable deposit.

On January 9, 2013 the Board approved the letter of intent to acquire Grorite Inc. The Company has issued 200,000 shares of Common Stock as a non-refundable deposit.

In the first quarter of 2013 the Company raised $170,160. The Company sold 515,636 units at $0.33 each. Each unit contained one share of common stock and one five year warrant with the exercise price is $0.33.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Mar. 31, 2013
Summary Of Significant Accounting Policies Policies
Organization

We were incorporated as Private Secretary, Inc. on July 22, 2008 in the State of Nevada. From inception until we completed our reverse acquisition of GrowOp Technology, the principal business of the Company originally was to develop a software program that would allow for automatic call processing through VoIP technology. On January 27, 2012, the Company filed an amendment to its Articles of Incorporation changing its name to Terra Tech Corp. During that time, we had no revenue and our operations were limited to capital formation, organization, and development of our business plan and target customer market. As a result of the merger with GrowOp Technology, on February 9, 2012 we ceased our prior operations and we are now a holding company and our wholly owned subsidiary engages in the design, marketing and sale of hydroponic equipment with proprietary technology to create sustainable solutions for the cultivation of indoor agriculture.

Recent Developments

On February 9, 2012, Terra Tech Corp. (formerly named, “Private Secretary, Inc.”) , a Nevada corporation (the “Company”) entered into an Agreement and Plan of Merger dated February 9, 2012 (the “Agreement and Plan of Merger”), by and among the Company, TT Acquisitions, Inc., a Nevada corporation and a wholly-owned subsidiary of the Company (“TT Acquisitions”), and GrowOp Technology Ltd., a Nevada corporation (“GrowOp Technology”).

Under the terms and conditions of the Agreement and Plan of Merger, the Company sold 33,998,500 shares of common stock of the Company in consideration for all the issued and outstanding shares in GrowOp Technology. The effect of the issuance is that GrowOp Technology shareholders now hold approximately 41.46% of the issued and outstanding shares of common stock of the Company. Separately, TT Acquisitions merged with GrowOp Technology, with the effect that GrowOp Technology is a wholly-owned subsidiary of the Company. Articles of Merger, effecting the merger of GrowOp Technology and TT Acquisitions, were filed with the Secretary of State of the State of Nevada on February 9, 2012.

GrowOp Technology was founded in March 2010, in Oakland, California. GrowOp Technology’s business (now the principal business of Terra Tech) is the integration of best of breed hydroponic equipment with proprietary technology to create sustainable solutions for the cultivation of indoor agriculture. We work closely with expert horticulturists, engineers, and scientists, to develop and manufacture advanced proprietary products for the hydroponic industry. Our products are utilized by horticulture enthusiasts, local urban farmers, and green house growers. We believe that the emerging trend of urban and indoor agriculture has fostered an entrepreneurial push by companies to bring their concept to market. Many of these companies lack both the intellectual resources and manufacturing capabilities to bring their idea to fruition. That is where Terra Tech is positioned. We have the team and the resources to help bring indoor cultivation designs from concept to production. Our products can be found through specialty retailers throughout the United States.

The accompanying unaudited condensed financial statements include all of the accounts of Terra Tech.  These condensed financial statements have been prepared in accordance with accounting principals generally accepted in the United States for financial information and with the instructions to Form S-1 and Regulation S-X.  In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included.

Use of Estimates

The preparation of the financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Fair Value of Financial Instruments

The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The Company’s valuation techniques used to measure the fair value of money market funds and certain marketable equity securities were derived from quoted prices in active markets for identical assets or liabilities. The valuation techniques used to measure the fair value of all other financial instruments, all of which have counterparties with high credit ratings, were valued based on quoted market prices or model driven valuations using significant inputs derived from or corroborated by observable market data.

In accordance with the fair value accounting requirements, companies may choose to measure eligible financial instruments and certain other items at fair value. The Company has not elected the fair value option for any eligible financial instruments.

Accounts Receivable

The Company reviews all outstanding accounts receivable for collectability on a quarterly basis.  An allowance for doubtful accounts is recorded for any amounts deemed uncollectable.  The Company does not accrue interest receivable on past due accounts receivable.  There was an allowance of $80,576 at March 31, 2013 and $85,576 at December 31, 2012.

Prepaid Inventory	Prepaid inventory represents deposits made to foreign manufacturers for purchase orders of specific inventory.
Notes receivable

Notes receivable due from customers are unsecured loans which assist with the purchase of products.  The notes range from twelve to eighteen months and bear interest at the annual rates of 4% to 9%.  A corresponding reserve is established for any uncollectable interest.  There was a 100% reserve of $29,424 against the collection of notes receivable at March 31, 2013 and December 31, 2012.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation.  Depreciation is calculated using the straight-line method over the estimated useful lives of the assets: 3-8 years for machinery and equipment, leasehold improvements are amortized over the shorter of the estimated useful lives or the underlying lease term.  Repairs and maintenance expenditures which do not extend the useful lives of related assets are expensed as incurred.

Deposits	Deposits are for the purchase of a greenhouse and farm.
Revenue Recognition

Revenue is recognized net of discounts, rebates, promotional adjustments, price adjustments and estimated returns and upon transfer of title and risk to the customer which occurs at shipping (F.O.B. terms).  Upon shipment, the Company has no further performance obligations and collection is reasonably assured as the majority of sales are paid for prior to shipping.

Cost of Goods Sold	Management decided to change the focus of the business in 2011 to designing, manufacturing and selling hydroponic equipment where favorable gross margins are achieved.
Research and Development	Research and development costs are expensed as incurred.
Income Taxes

The Company provides for income taxes based on enacted tax law and statutory tax rates at which items of income and expenses are expected to be settled in the Company’s income tax return.  Certain items of revenue and expense are reported for Federal income tax purposes in different periods than for financial reporting purposes, thereby resulting in deferred income taxes.  Deferred taxes are also recognized for operating losses that are available to offset future taxable income.  Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.  The Company has incurred net operating losses for financial-reporting and tax-reporting purposes.  Accordingly, for Federal and state income tax purposes, the benefit for income taxes has been offset entirely by a valuation allowance against the related federal and state deferred tax asset for the three months ended March 31, 2013.

Loss Per Common Share

Net loss per share, in accordance with the provisions of ASC 260, “Earnings Per Share” is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period.  During a loss period, the effect of the potential exercise of stock options, warrants, convertible preferred stock and convertible debt are not considered in the diluted income (loss) per share calculation since the effect would be anti-dilutive.  The results of operations were a net loss for the three months ended March 31, 2013 therefore the basic and diluted weighted average common shares outstanding were the same.

Recently Issued Accounting Standards	Management does not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position or cash flow.

REVERSE MERGER (Tables)	3 Months Ended
Mar. 31, 2013
Reverse Merger Tables
Fair values of assets acquired and liabilities

The following table summarizes the Company’s determination of fair values of the assets acquired and the liabilities as of the date of acquisition.

Consideration - issuance of securities	$4,800,000
Cash	$35
Goodwill	4,799,965

Total purchase price	$4,800,000

INVENTORIES (Tables)	3 Months Ended
Mar. 31, 2013
Inventories Tables
Inventories	Inventories consist of the following:
	March 31,	December 31,
	2013	2011
Finished Goods	$259,423	$256,714

PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2013
Property And Equipment Tables
Property and equipment

Property and equipment at cost, less accumulated depreciation, at March 31, 2013 consisted of the following:

	March 31,	December 31,
	2013	2012
Furniture	$31,539	$31,539
Equipment	26,022	26,022
Leasehold improvements	10,400	10,400
Subtotal	67,961	67,961
Less accumulated depreciation	(37,381)	(34,311)
Total	$30,580	$33,650

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended
Mar. 31, 2013
Accounts Payable And Accrued Expenses Tables
Accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following:

	March 31,	December 31,
	2013	2012
Accounts payable	$97,512	$159,118
Accrued officers’ salary	75,000	75,000
Accrued interest	96,583	75,408
Accrued payroll taxes	57,850	57,850
Customer deposits	-	10,000
	$326,945	$377,376

NOTE PAYABLE (Tables)	3 Months Ended
Mar. 31, 2013
Note Payable Tables
Notes payable

Notes payable is as follows:

	March 31,	December 31,
	2013	2012

Senior secured promissory note dated July 15, 2011, issued to an accredited investor, maturing July 15, 2012, bearing interest at a rate of 15% per annum. The maturity date has been extended until March 15, 2013. Principal in the amount of $150,000 was paid during the twelve months ended December 31, 2012. The balance of principal and interest was paid in stock during the quarter ended March 31, 2013.	$-	$100,000

Unsecured promissory demand note dated May 7, 2012, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	5,000	5,000

Promissory note dated July 15, 2012, issued to an accredited investor, maturing July 15, 2013, bearing interest at a rate of 12% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	150,000	150,000

Unsecured promissory demand notes, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	109,306	109,306

Unsecured promissory demand note, issued to an accredited investor, bearing interest at a rate of 15% per annum.	3,474	-

Unsecured promissory demand note, issued to an accredited investor, bearing interest at a rate of 18% per annum.	100,000	-

Senior secured promissory notes dated March 23, 2013, issued to accredited investors, maturing November 22, 2013, bearing interest at a rate of 60% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	825,000	-
	$1,192,780	$364,306

LOANS FROM RELATED PARTY (Tables)	3 Months Ended
Mar. 31, 2013
Loans From Related Party Tables
Loans from related party

Notes payable to related party is as follows:

	March 31,	December 31,
	2013	2012
Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to an entity controlled by Michael James an officer of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until July 31, 2013. Interest shall be paid in cash or common stock at the holders’ option. Principal in the amount of $5,000 has been paid during the three months ended March 31, 2013.	$30,000	$35,000

Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to Michael Nahass a director of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until July 31, 2013. Interest shall be paid in cash or common stock at the holders’ option. During the quarter ended March 31, 2013, $17,502 has been advanced to the Company.	87,500	69,998
	$117,500	$104,998

WARRANTS (Tables)	3 Months Ended
Mar. 31, 2013
Warrants Tables
Warrants outstanding

The Company has the following shares of common stock reserved for the warrants outstanding as of March 31, 2013:

	March 31, 2013
	Shares	Weighted Average Exercise Price
Warrants outstanding – beginning of year	6,711,733	$0.35
Warrants exercised	-	-
Warrants granted	515,637	0.33
Warrants expired	-	-

Warrants outstanding – end of period	7,227,370	$0.33

Weighted exercise price and weighted fair value of the warrants granted

The weighted exercise price and weighted fair value of the warrants granted by the Company as of March 31, 2013, are as follows:

March 31, 2013
Weighted
	Average	Weighted
	Exercise	Average
	Price	Fair Value

Weighted average of warrants granted during the quarter whose exercise price exceeded fair market value at the date of grant	$0.33	$0.46

Weighted average of warrants granted during the quarter whose exercise price was equal or lower than fair market value at the date of grant	$-	$-

Summarizes information about fixed-price warrants outstanding

The following table summarizes information about fixed-price warrants outstanding:

	Number	Average
Range of	Outstanding at	Remaining	Weighted
Exercise	March 31,	Contractual	Average
Prices	2012	Life	Exercise Price
$0.33	5,588,400	18 Months	$0.33
$0.46	600,000	29 Months	$0.46
$0.46	150,000	34 Months	$0.46
$0.85	40,000	32 Months	$0.85
$0.40	333,333	32 Months	$0.40
$0.33	515,637	58 Months	$0.33
	7,227,370

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies Details Narrative
Accounts receivable allowance	$ 80,576	$ 85,576
Reserve against the collection of notes receivable	$ 29,424	$ 29,424

GOING CONCERN (Details Narrative) (USD $)	Mar. 31, 2013
Going Concern Details Narrative
Accumulated deficit	$ 10,200,000

REVERSE MERGER (Details) (USD $)	Mar. 31, 2013
Reverse Merger Details
Consideration - issuance of securities	$ 4,800,000
Cash	35
Goodwill	4,799,965
Total purchase price	$ 4,800,000

INVENTORIES (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories Details
Finished Goods	$ 259,423	$ 256,714	$ 515,014

PROPERTY AND EQUIPMENT (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details
Furniture	$ 31,539	$ 31,539
Equipment	26,022	26,022
Leasehold improvements	10,400	10,400
Subtotal	67,961	67,961
Less accumulated depreciation	(37,381)	(34,311)
Total	$ 30,580	$ 33,650	$ 54,819

PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Property And Equipment Details Narrative
Depreciation expense	$ 3,070	$ 4,255

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Expenses Details
Accounts payable	$ 97,512	$ 159,118
Accrued officers' salary	75,000	75,000
Accrued interest	96,583	75,408
Accrued payroll taxes	57,850	57,850
Customer deposits		10,000
ACCOUNTS PAYABLE AND ACCRUED EXPENSES	$ 326,945	$ 377,376

NOTE PAYABLE (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total	$ 1,192,780	$ 364,306	$ 250,000
Senior Secured Promissory Note [Member]
Total		100,000
Unsecured Promissory Demand Note [Member]
Total	5,000	5,000
Promissory Demand Note [Member]
Total	150,000	150,000
Unsecured Promissory Demand Note One [Member]
Total	109,306	109,306
Unsecured Promissory Demand Note Two [Member]
Total	3,474
Unsecured Promissory Demand Note Three [Member]
Total	100,000
Senior Secured Promissory Note One [Member]
Total	$ 825,000

NOTE PAYABLE (Details Narrative) (USD $)	Mar. 31, 2013
Note Payable Details Narrative
Accrued interest	$ 65,611

LOANS FROM RELATED PARTY (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total	$ 117,500	$ 104,998	$ 150,000
Unsecured Promissory Note One [Member] | Officers [Member]
Total	30,000	35,000
Unsecured Promissory Note Two [Member] | Director One [Member]
Total	$ 87,500	$ 69,998

LOANS FROM RELATED PARTY (Details Narrative) (USD $)	Mar. 31, 2013
Loans From Related Party Details Narrative
Accrued interest	$ 30,966

CAPITAL STOCK (Details Narrative) (USD $)	Mar. 31, 2012	Mar. 31, 2012 Series A Convertible Preferred Stock [Member]	Sep. 30, 2012 Series B Convertible Preferred Stock [Member]
Series A Convertible Preferred stock		25,000,000
Series A Convertible preferred stock, Par value		$ 0.001
Series A Convertible Preferred Stock outstanding		100
Series B Convertible Preferred Stock outstanding			14,750,000
Common Stock authorized	350,000,000
Common Stock, par value	$ 0.001
Common Stock issued	81,998,520
Common Stock, outstanding	81,998,520

WARRANTS (Details) (USD $)	3 Months Ended
Mar. 31, 2013
Warrants Details
Warrants outstanding - beginning of year	6,711,733
Warrants exercised
Warrants granted	515,637
Warrants expired
Warrants outstanding - end of period	7,227,370
Weighted Average Exercise Price
Warrants outstanding - beginning of year	$ 0.35
Warrants exercised
Warrants granted	$ 0.33
Warrants expired
Warrants outstanding - end of period	$ 0.33

WARRANTS (Details 1) (USD $)	3 Months Ended	9 Months Ended
	Mar. 31, 2013	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Minimum [Member]
Weighted Average Exercise Price	$ 0.33	$ 0.33
Weighted Average Fair Value		$ 0.46

WARRANTS (Details 2) (USD $)	Mar. 31, 2012
Number of warrants Outstanding at March 31, 2012	7,227,370
Exercise Price Range One [Member]
Range of Exercise Prices	0.33
Number of warrants Outstanding at March 31, 2012	5,588,400
Average Remaining Contractual Life	18 months
Weighted Average Exercise Price	0.33
Exercise Price Range Two [Member]
Range of Exercise Prices	0.46
Number of warrants Outstanding at March 31, 2012	600,000
Average Remaining Contractual Life	29 months
Weighted Average Exercise Price	0.46
Exercise Price Range Three [Member]
Range of Exercise Prices	0.46
Number of warrants Outstanding at March 31, 2012	150,000
Average Remaining Contractual Life	34 months
Weighted Average Exercise Price	0.46
Exercise Price Range Four [Member]
Range of Exercise Prices	0.85
Number of warrants Outstanding at March 31, 2012	40,000
Average Remaining Contractual Life	32 months
Weighted Average Exercise Price	0.85
Exercise Price Range Five [Member]
Range of Exercise Prices	0.4
Number of warrants Outstanding at March 31, 2012	333,333
Average Remaining Contractual Life	32 months
Weighted Average Exercise Price	0.4
Exercise Price Range Six [Member]
Range of Exercise Prices	0.33
Number of warrants Outstanding at March 31, 2012	515,637
Average Remaining Contractual Life	58 months
Weighted Average Exercise Price	0.33

WARRANTS (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2013
Warrants Details Narrative
Warrant expense	$ 185,630

OPERATING LEASE COMMITMENTS (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2013
Operating Lease Commitments Details Narrative
Net rent expense	$ 6,307